Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of share capital
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands

Ordinary shares of no par value	142,487	88,791	142,487	77,642

Schedule of issued and outstanding share capital	Composition of share capital:
Number of shares of no par value
in thousands

Balance as of January 1, December 31, 2021	77,642
Issue of shares*	9,347
Exercise of options	1,802

Balance as of December 31, 2022	88,791
*	Not including 911,916 shares from October 2022 investment agreement which were issued after December 31, 2022 (see also Note 20i.)

Schedule of interests shares	The interests of the Company in the Company’s shares are as follows:
	December 31,
	2022	2021
	%

% of issued share capital	1.0	1.11